Cover Page	Aug. 14, 2023
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	Spark Networks SE
Entity Central Index Key	0001705338
Amendment Flag	false
Entity Incorporation, State or Country Code	2M
Entity File Number	001-38252
Entity Address, Address Line One	Kohlfurter Straße 41/43
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Entity Address, Postal Zip Code	10999
Country Region	+49
City Area Code	30
Local Phone Number	868000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 14, 2023
Common Stock
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares each representing one-tenth of an ordinary share
Trading Symbol	LOV
Security Exchange Name	NASDAQ
American Depositary Share, ADS
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, €1.00 nominal value per share*